THE ADVISORS' INNER CIRCLE FUND

                       ACADIAN EMERGING MARKETS DEBT FUND
                       ACADIAN EMERGING MARKETS PORTFOLIO
                   (EACH, A "FUND" AND TOGETHER, THE "FUNDS")

                        SUPPLEMENT DATED OCTOBER 9, 2014
                                     TO THE
         SUMMARY PROSPECTUS FOR THE ACADIAN EMERGING MARKETS DEBT FUND,
         SUMMARY PROSPECTUS FOR THE ACADIAN EMERGING MARKETS PORTFOLIO
             (TOGETHER, THE "SUMMARY PROSPECTUSES") AND THE FUNDS'
                 STATUTORY PROSPECTUS, EACH DATED MARCH 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
    THE SUMMARY PROSPECTUSES AND STATUTORY PROSPECTUS AND SHOULD BE READ IN
      CONJUNCTION WITH THE SUMMARY PROSPECTUSES AND STATUTORY PROSPECTUS.

Beginning on October 10, 2014 (the "Effective Date"), the Funds' new website will be http://www.acadian-asset.com/Mutual%20Funds.aspx.

Therefore, as of the Effective Date:

1. In the Summary Prospectuses, all references to https://www.oldmutualus.com/ companies/templates/mf_perf.asp?couFlag=0&curFlag=0&assetID=19&affiliate=2& product=95&IsAIMR=0 are hereby deleted and replaced with http://www.acadian -asset.com/Mutual%20Funds.aspx.

2. In the Statutory Prospectus, all references to www.acadian-asset.com are hereby deleted and replaced with http://www.acadian-asset.com/Mutual%20Funds.aspx.

3. In each "Performance Information" section of the Summary Prospectuses and Statutory Prospectus, the last sentence of the first paragraph is hereby deleted and replaced with the following:

         Updated performance information is available by calling 1-866-AAM-6161.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 ACA-SK-019-0100